CASH AND CASH EQUIVALENTS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash and cash equivalents
- Cash on hand	$ 1	¥ 1		¥ 2			¥ 71
- Cash at bank	1,207	8,778	671	4,751			31,154
Short-term deposits							470
Total Cash and cash equivalent	$ 1,208	¥ 8,779	$ 671	¥ 4,753	¥ 32,209	$ 4,478	¥ 31,695	¥ 58,359	¥ 56,580